Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Option Grant Practices
Although we do not have a formal policy regarding the timing of awards of Options, we do occasionally grant Options to our named executive officers on a discretionary basis throughout the year based on factors such as the promotion or hiring of a named executive officer, the performance of our named executive officers, market conditions, and the Company’s overall financial performance. We do not time the release of material, non-public
information based on Option grant dates for the purposes of affecting the value of any Options granted to a named executive officer.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of the award ($)
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
nonpublic information and the
trading day beginning immediately
following the disclosure of material
nonpublic information

John Johnson	12/19/24	2,000,000	1.02	$1,790,000	-15%
Les Funtleyder	12/19/24	150,000	1.02	$132,000	-15%

Award Timing Predetermined	true
Award Timing, How MNPI Considered	We do not time the release of material, non-public information based on Option grant dates for the purposes of affecting the value of any Options granted to a named executive officer.
MNPI Disclosure Timed for Compensation Value	false
John Johnson [Member]
Awards Close in Time to MNPI Disclosures
Name	John Johnson
Underlying Securities	2,000,000
Exercise Price | $ / shares	$ 1.02
Fair Value as of Grant Date | $	$ 1,790,000
Underlying Security Market Price Change	(15)
Les Funtleyder [Member]
Awards Close in Time to MNPI Disclosures
Name	Les Funtleyder
Underlying Securities	150,000
Exercise Price | $ / shares	$ 1.02
Fair Value as of Grant Date | $	$ 132,000
Underlying Security Market Price Change	(15)